Dividends - Total coupons on capital securities classified as equity (Details)
€ / shares in Units, £ / shares in Units, $ / shares in Units, $ / shares in Units, € in Millions, £ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 SGD ($) € / shares	Dec. 31, 2024 SGD ($) £ / shares	Dec. 31, 2024 SGD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)
Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	$ 1,062				$ 1,101	$ 1,214
$2,250m issued at 6.375%
Disclosure Of Other Equity [Line Items]
Notional amount							$ 2,250
Other equity instruments interest rate		6.375%	6.375%	6.375%			6.375%	6.375%	6.375%
$2,250m issued at 6.375% | Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 63.750
Dividends on other equity instruments	$ 122				143	143
$2,450m issued at 6.375%
Disclosure Of Other Equity [Line Items]
Notional amount							$ 2,450
Other equity instruments interest rate		6.375%	6.375%	6.375%			6.375%	6.375%	6.375%
$2,450m issued at 6.375% | Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 63.750
Dividends on other equity instruments	$ 156				156	156
$3,000m issued at 6.000%
Disclosure Of Other Equity [Line Items]
Notional amount							$ 3,000
Other equity instruments interest rate		6.00%	6.00%	6.00%			6.00%	6.00%	6.00%
$3,000m issued at 6.000% | Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 60.000
Dividends on other equity instruments	$ 180				180	180
$2,350m issued at 6.250%
Disclosure Of Other Equity [Line Items]
Notional amount							$ 2,350
Other equity instruments interest rate		6.25%	6.25%	6.25%			6.25%	6.25%	6.25%
$2,350m issued at 6.250% | Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 62.500
Dividends on other equity instruments	$ 0				52	147
$1,800m issued at 6.500%
Disclosure Of Other Equity [Line Items]
Notional amount							$ 1,800
Other equity instruments interest rate		6.50%	6.50%	6.50%			6.50%	6.50%	6.50%
$1,800m issued at 6.500% | Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 65.000
Dividends on other equity instruments	$ 117				117	117
$1,500m issued at 4.600%
Disclosure Of Other Equity [Line Items]
Notional amount							$ 1,500
Other equity instruments interest rate		4.60%	4.60%	4.60%			4.60%	4.60%	4.60%
$1,500m issued at 4.600% | Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 46.000
Dividends on other equity instruments	$ 69				69	69
$1,000m issued at 4.000%
Disclosure Of Other Equity [Line Items]
Notional amount							$ 1,000
Other equity instruments interest rate		4.00%	4.00%	4.00%			4.00%	4.00%	4.00%
$1,000m issued at 4.000% | Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 40.000
Dividends on other equity instruments	$ 40				40	40
$1,000m issued at 4.700%
Disclosure Of Other Equity [Line Items]
Notional amount							$ 1,000
Other equity instruments interest rate		4.70%	4.70%	4.70%			4.70%	4.70%	4.70%
$1,000m issued at 4.700% | Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 47.000
Dividends on other equity instruments	$ 47				47	47
$2,000m issued at 8.000%
Disclosure Of Other Equity [Line Items]
Notional amount							$ 2,000
Other equity instruments interest rate		8.00%	8.00%	8.00%			8.00%	8.00%	8.00%
$2,000m issued at 8.000% | Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 80.000
Dividends on other equity instruments	$ 160				80	0
$1,350m issued at 6.875%
Disclosure Of Other Equity [Line Items]
Notional amount							$ 1,350
Other equity instruments interest rate		6.875%	6.875%	6.875%			6.875%	6.875%	6.875%
$1,350m issued at 6.875% | Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 68.750
Dividends on other equity instruments	$ 0				0	0
$1,150m issued at 6.950%
Disclosure Of Other Equity [Line Items]
Notional amount							$ 1,150
Other equity instruments interest rate		6.95%	6.95%	6.95%			6.95%	6.95%	6.95%
$1,150m issued at 6.950% | Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 69.500
Dividends on other equity instruments	$ 0				0	0
€1,500m issued at 5.250%
Disclosure Of Other Equity [Line Items]
Notional amount | €								€ 1,500
Other equity instruments interest rate		5.25%	5.25%	5.25%			5.25%	5.25%	5.25%
€1,500m issued at 5.250% | Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | € / shares		€ 52.500
Dividends on other equity instruments	0				0	76
EUR1,000m issued at 6.000%
Disclosure Of Other Equity [Line Items]
Notional amount | €								€ 1,000
Other equity instruments interest rate		6.00%	6.00%	6.00%			6.00%	6.00%	6.00%
EUR1,000m issued at 6.000% | Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | € / shares		€ 60.000
Dividends on other equity instruments	0				56	63
€1,250m issued at 4.750%
Disclosure Of Other Equity [Line Items]
Notional amount | €								€ 1,250
Other equity instruments interest rate		4.75%	4.75%	4.75%			4.75%	4.75%	4.75%
€1,250m issued at 4.750% | Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | € / shares		€ 47.500
Dividends on other equity instruments	65				64	65
£1,000m issued at 5.875%
Disclosure Of Other Equity [Line Items]
Notional amount | £									£ 1,000
Other equity instruments interest rate		5.875%	5.875%	5.875%			5.875%	5.875%	5.875%
£1,000m issued at 5.875% | Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | £ / shares			£ 58.750
Dividends on other equity instruments	77				72	70
SGD1,000m issued at 4.700%
Disclosure Of Other Equity [Line Items]
Notional amount		€ 1,000	£ 1,000	$ 1,000
Other equity instruments interest rate		4.70%	4.70%	4.70%			4.70%	4.70%	4.70%
SGD1,000m issued at 4.700% | Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares				$ 47.000
Dividends on other equity instruments	0				0	14
SGD750m issued at 5.000%
Disclosure Of Other Equity [Line Items]
Notional amount		€ 750	£ 750	$ 750
Other equity instruments interest rate		5.00%	5.00%	5.00%			5.00%	5.00%	5.00%
SGD750m issued at 5.000% | Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares				$ 50.000
Dividends on other equity instruments	0				25	27
SGD 1,500m issued at 5.250%
Disclosure Of Other Equity [Line Items]
Notional amount		€ 1,500	£ 1,500	$ 1,500
Other equity instruments interest rate		5.25%	5.25%	5.25%			5.25%	5.25%	5.25%
SGD 1,500m issued at 5.250% | Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares				$ 52.500
Dividends on other equity instruments	$ 29				$ 0	$ 0